Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	December 31, 2017	December 31, 2018
	RMB	RMB
Accounts receivable, gross:	8,885	52,746
Less: allowance for doubtful accounts	(418)	(491)
Accounts receivable, net	8,467	52,255

Schedule of allowance for doubtful accounts
	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Balance at the beginning of the period	-	-	418
Additions charged to bad debt expense	-	418	491
Write-off of bad debt allowance	-	-	(418)
Balance at the end of the period	-	418	491